Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000215087
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,483	$ 10,699	$ 10,541	$ 10,631	$ 10,598	$ 10,427	$ 10,160	$ 10,044	$ 9,981	$ 10,016	$ 10,000
C000024691
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 11,233	10,492	10,363	10,476	10,466	10,320	10,057	9,943	9,881	9,915	9,899
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Federated Investors Inc. Index: ICE BofA 1-Year US Treasury Note Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-Year US Treasury Note Index
Account Value	$ 11,592	10,983	10,677	10,843	10,819	10,561	10,246	10,141	10,075	10,019	10,000
Federated Investors Inc. Index: ICE BofA 1-Year US Treasury Note Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-Year US Treasury Note Index
Account Value	$ 11,592	$ 10,983	$ 10,677	$ 10,843	$ 10,819	$ 10,561	$ 10,246	$ 10,141	$ 10,075	$ 10,019	$ 10,000